Investment Strategy - Concorde Wealth Management Fund series	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	Under normal conditions, the FUND invests primarily in a portfolio of (i) equity securities that the FUND believes are undervalued, (ii) debt securities that offer appropriate current returns that are commensurate with related risks and (iii) private equity, based on risk and return attributes as dictated by broad market and economic conditions. The FUND may invest in other investment companies or pooled vehicles that are consistent with these characteristics. Investing in both public and non-public securities, which collectively comprise the overall construction of the FUND’S holdings, is key to the core objective of total return, from both appreciation of value and generation of current income, within the context of preservation of capital.
The FUND normally invests approximately 40% to 60% of its total assets in equity securities and 40% to 60% in fixed income securities. Under normal circumstances, equity securities will represent at least 25% of total assets, and fixed income securities may represent as much as 75%, but not less than 25% of total assets. The FUND will evaluate the split between equity securities and fixed income securities on an ongoing basis to determine the appropriate split. The FUND may invest up to 15% of its assets in high-yield bonds that are below investment grade.

Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”), real estate investment trusts (“REITs”), royalty trusts, master limited partnerships (“MLPs”) and exchange traded funds (“ETFs”). The FUND may invest in emerging market securities. The FUND may also invest in private placements in these types of securities. The FUND may invest in securities issued by companies of any market capitalization, including small- and mid-capitalization companies. The FUND may invest up to 100% of its portfolio in the securities of these companies.

In equity securities, the FUND focuses on identifying the fundamental intrinsic value of a company taken as a whole, and buying securities that are below that intrinsic value and selling when approaching or above the intrinsic value. The FUND acts to ensure that its investments in private equity fit within the context of capital preservation by applying the same intrinsic value approach to both private and public companies. The intrinsic value approach focuses on fundamental business factors such as a company’s earning power, cash flow, balance sheet, franchise or brand value, proprietary market position assets, including intellectual property, and competitive advantages which drive the long-term performance of the company. As a result, the FUND’S private equity investments could be opportunistic, in the sense of being underpriced in comparison to its intrinsic or potential upside value, or defensive, in the sense of offering favorable characteristics to current market or economic conditions (for example, inflation).

In debt and fixed income securities, the FUND may invest in investment grade and non-investment grade debt securities (commonly called “junk bonds”), or in unrated debt securities determined by Concorde Financial Corporation (the “Advisor”) to be of comparable quality. The FUND focuses on debt and bond securities that offer appropriate current returns that are commensurate with related interest rate and default risks. The FUND may also invest in private placements in these types of securities. The FUND invests in debt securities that have a maturity that is between 1 and 15 years. Under normal circumstances, the FUND’S portfolio will have an average dollar weighted maturity between 3 and 15 years and an average duration of 2 to 5 years. Duration is a measurement of price sensitivity to interest rate changes.
The type of private equity investments in which the FUND invests includes private investments in public companies, investments in private companies in need of capital, and investments in private equity companies whose principal business is to invest in, lend capital to or provide services to privately held companies.
The Advisor may sell a security or reduce its position if it has reached its target price, its present reward-to-risk ratio is unattractive, it is overvalued, or the security subsequently fails to meet initial investment criteria.
Strategy Portfolio Concentration [Text]	The FUND normally invests approximately 40% to 60% of its total assets in equity securities and 40% to 60% in fixed income securities. Under normal circumstances, equity securities will represent at least 25% of total assets, and fixed income securities may represent as much as 75%, but not less than 25% of total assets. The FUND will evaluate the split between equity securities and fixed income securities on an ongoing basis to determine the appropriate split. The FUND may invest up to 15% of its assets in high-yield bonds that are below investment grade.